NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2024
NOTES RECEIVABLE
NOTES RECEIVABLE

4.NOTES RECEIVABLE

Notes receivable consisted of bank acceptance notes of nil and RMB22,341 received from the Group’s customers as of December 31, 2023 and 2024, respectively. These notes within 6 months maturity dates were issued by customers to pay their payable balances to the Group. No credit loss was recognized for the years ended December 31, 2023 and 2024.